united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 04/30

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

RISKPRO 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.84%
	ASSET ALLOCATION FUND - 15.14%
637,423	Ivy International Core Equity Fund	$13,704,599

	EQUITY FUNDS - 84.70%
194,528	Ivy Advantus Real Estate Securities Fund - Institutional Class	4,581,136
366,032	Ivy Core Equity Fund - Institutional Class	6,390,926
348,622	Ivy Dividend Opportunities Fund - Institutional Class	6,874,829
403,212	Ivy Emerging Markets Equity Fund - Institutional Class	9,507,734
532,672	Ivy Global Equity Income Fund - Institutional Class	7,787,659
372,962	Ivy Large Cap Growth Fund - Institutional Class	9,234,547
613,608	Ivy Mid Cap Income Opportunities Fund - Institutional Class	8,793,005
120,588	Ivy Science and Technology Fund - Institutional Class	9,081,473
338,236	Ivy Small Cap Core Fund - Institutional Class	7,153,685
286,048	Ivy Value Fund - Institutional Class	7,231,302
		76,636,296

	TOTAL MUTUAL FUNDS (Cost - $86,053,982)	90,340,895

	SHORT-TERM INVESTMENT - 0.80%
	MONEY MARKET FUND - 0.80%
723,351	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	723,351
	TOTAL SHORT-TERM INVESTMENT (Cost - $723,351)

	TOTAL INVESTMENTS - 100.64% (Cost - $86,777,333) (b)	$91,064,246
	OTHER ASSETS AND LIABILITIES - NET - (0.64)%	(580,593)
	TOTAL NET ASSETS - 100.00%	$90,483,653

* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $86,777,333 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$4,446,757
	Unrealized depreciation	(159,844)
	Net unrealized appreciation	$4,286,913

RISKPRO AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 24.73%
	EQUITY FUNDS - 24.73%
77,088	iShares Edge MSCI USA Value Factor ETF	$6,727,470
124,150	iShares MSCI EAFE Value ETF	7,245,394
23,153	iShares Russell 2000 ETF	3,620,203
62,725	Vanguard FTSE Emerging Markets ETF	3,126,214
32,144	Vanguard REIT ETF	2,553,841
55,864	Vanguard Total Stock Market ETF	8,068,438
	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,722,242)	31,341,560

	MUTUAL FUNDS - 75.07%
	EQUITY FUNDS - 75.07%
601,544	DFA International Small Company Portfolio - Institutional Class	13,414,442
570,579	SA Emerging Markets Value Fund - Select Class	6,658,652
1,594,012	SA International Value Fund - Select Class	20,977,193
421,811	SA Real Estate Securities Fund - Select Class	4,614,614
886,853	SA US Core Market Fund - Select Class	21,905,275
417,738	SA US Small Company Fund - Select Class	11,136,895
832,074	SA US Value Fund - Select Class	16,425,150
	TOTAL MUTUAL FUNDS (Cost - $94,977,069)	95,132,221

	SHORT-TERM INVESTMENT - 0.86%
	MONEY MARKET FUND - 0.86%
1,085,405	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	1,085,405
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,085,405)

	TOTAL INVESTMENTS - 100.66% (Cost - $126,784,716) (b)	$127,559,186
	OTHER ASSETS AND LIABILITIES - NET - (0.66)%	(834,861)
	TOTAL NET ASSETS - 100.00%	$126,724,325

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $126,784,716 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$2,658,917
	Unrealized depreciation	(1,884,447)
	Net unrealized appreciation	$774,470

RISKPRO ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.73%
	ALTERNATIVE FUNDS - 63.01%
594,372	PIMCO EqS Long/Short Fund - Institutional Class	$7,215,678
727,133	PIMCO RAE Worldwide Long/Short Plus Fund - Institutional Class	7,213,156
725,611	PIMCO Trends Managed Futures Strategy Fund - Institutional Class	7,263,366
800,099	PIMCO Unconstrained Bond Fund - Institutional Class	8,673,075
		30,365,275
	DEBT FUNDS - 36.72%
851,134	PIMCO Credit Absolute Return Fund - Institutional Class	8,681,568
817,637	PIMCO Mortgage Opportunities Fund - Institutional Class	9,010,362
		17,691,930

	TOTAL MUTUAL FUNDS (Cost - $48,344,428)	48,057,205

	SHORT-TERM INVESTMENT - 0.74%
	MONEY MARKET FUND - 0.74%
357,139	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	357,139
	TOTAL SHORT-TERM INVESTMENT (Cost - $357,139)

	TOTAL INVESTMENTS - 100.47% (Cost - $48,701,567) (b)	$48,414,344
	OTHER ASSETS AND LIABILITIES - NET - (0.47)%	(225,985)
	TOTAL NET ASSETS - 100.00%	$48,188,359

* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,701,567 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$299,088
	Unrealized depreciation	(586,311)
	Net unrealized depreciation	$(287,223)

RISKPRO DYNAMIC 0-10 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.68%
	DEBT FUNDS - 99.68%
389,821	PIMCO Diversified Income Fund - Institutional Class	$4,237,347
569,957	PIMCO Foreign Bond Fund U.S. Dollar-Hedged Fund - Institutional Class	6,087,143
287,640	PIMCO Investment Grade Corporate Bond Fund - Institutional Class	3,000,082
979,271	PIMCO Low Duration Income Fund - Institutional Class	8,382,557
597,340	PIMCO Mortgage Opportunities Fund - Institutional Class	6,582,690
322,965	PIMCO Real Return Fund - Institutional Class	3,539,697
1,827,129	PIMCO Total Return Fund - Institutional Class	18,545,362
	TOTAL MUTUAL FUNDS (Cost - $50,662,590)	50,374,878

	SHORT-TERM INVESTMENT - 0.66%
	MONEY MARKET FUND - 0.66%
334,136	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	334,136
	TOTAL SHORT-TERM INVESTMENT (Cost - $334,136)

	TOTAL INVESTMENTS - 100.34% (Cost - $50,996,726) (b)	$50,709,014
	OTHER ASSETS AND LIABILITIES - NET - (0.34)%	(170,191)
	TOTAL NET ASSETS - 100.00%	$50,538,823

* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,996,726 and differs from market value by net unrealized depreciation on securities as follows:
	Unrealized appreciation	$-
	Unrealized depreciation	(287,712)
	Net unrealized depreciation	$(287,712)

RISKPRO DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.72%
	DEBT FUNDS - 48.65%
832,255	PIMCO Diversified Income Fund - Institutional Class	$9,046,611
732,731	PIMCO Foreign Bond Fund U.S. Dollar-Hedged Fund - Institutional Class	7,825,562
2,067,351	PIMCO Low Duration Income Fund - Institutional Class	17,696,521
1,372,288	PIMCO Mortgage Opportunities Fund - Institutional Class	15,122,610
940,574	PIMCO Real Return Fund - Institutional Class	10,308,687
3,976,711	PIMCO Total Return Fund - Institutional Class	40,363,622
		100,363,613
	EQUITY FUNDS - 51.07%
1,413,888	PIMCO RAE Fundamental Emerging Markets Fund - Institutional Class	17,956,378
1,165,654	PIMCO RAE Fundamental International Fund - Institutional Class	13,673,122
1,508,948	PIMCO RAE Fundamental U.S. Fund - Institutional Class	17,669,784
854,251	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	6,868,175
1,860,949	PIMCO StocksPlus Absolute Return Fund - Institutional Class	21,084,549
3,270,253	PIMCO StocksPLUS International Fund U.S. Dollar Fund - Institutional Class	28,124,172
		105,376,180

	TOTAL MUTUAL FUNDS (Cost - $203,882,495)	205,739,793

	SHORT-TERM INVESTMENT - 0.93%
	MONEY MARKET FUND - 0.93%
1,916,499	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	1,916,499
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,916,499)

	TOTAL INVESTMENTS - 100.65% (Cost - $205,798,994) (b)	$207,656,292
	OTHER ASSETS AND LIABILITIES - NET - (0.65)%	(1,341,638)
	TOTAL NET ASSETS - 100.00%	$206,314,654

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $205,798,994 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$3,068,880
	Unrealized depreciation	(1,211,582)
	Net unrealized appreciation	$1,857,298

RISKPRO PFG 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 9.89%
	DEBT FUND - 9.89%
46,084	iShares 20+ Year Treasury Bond ETF	$5,655,889
	TOTAL EXCHANGE TRADED FUND (Cost - $5,822,248)

	MUTUAL FUNDS - 89.63%
	ALTERNATIVE FUNDS - 35.79%
327,369	361 Global Long/Short Equity Fund - Institutional Class	3,954,613
415,218	AQR Managed Futures Strategy Fund - Institutional Class	3,981,940
354,389	ASG Managed Futures Strategy Fund - Institutional Class	3,954,977
312,536	BlackRock Event Driven Equity Fund - Institutional Class	2,850,330
526,375	Gotham Neutral Fund - Institutional Class	5,726,957
		20,468,817
	DEBT FUNDS - 43.96%
627,023	John Hancock Funds II - Strategic Income Fund - Institutional Class	6,834,545
1,062,590	Metropolitan West Total Return Bond Fund - Institutional Class	11,189,069
141,179	Nuveen Symphony Credit Opportunities Fund - Institutional Class	2,837,692
419,173	Wilshire Income Opportunities Fund - Institutional Class	4,279,760
		25,141,066
	EQUITY FUNDS - 9.88%
94,070	Cambiar International Equity Fund	2,813,641
171,296	WCM Focused International Growth Fund	2,836,655
		5,650,296

	TOTAL MUTUAL FUNDS (Cost - $50,698,484)	51,260,179

	SHORT-TERM INVESTMENT - 0.54%
	MONEY MARKET FUND - 0.54%
309,546	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	309,546
	TOTAL SHORT-TERM INVESTMENT (Cost - $309,546)

	TOTAL INVESTMENTS - 100.06% (Cost - $56,830,278) (b)	$57,225,614
	OTHER ASSETS AND LIABILITIES - NET - (0.06)%	(33,937)
	TOTAL NET ASSETS - 100.00%	$57,191,677

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $56,830,278 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$896,934
	Unrealized depreciation	(501,598)
	Net unrealized appreciation	$395,336

RISKPRO PFG 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 4.82%
	COMMODITY FUND - 4.82%
142,074	iShares Commodities Select Strategy ETF	$5,381,763
	TOTAL MUTUAL FUNDS (Cost - $5,222,317)

	MUTUAL FUNDS - 95.01%
	EQUITY FUNDS - 95.01%
58,061	MFS Emerging Markets Equity Fund - Institutional Class	2,312,583
327,927	MFS Global Real Estate Fund - Institutional Class	5,109,108
141,009	MFS Growth Fund - Retail Class	14,710,022
337,432	MFS Institutional International Equity Fund - Institutional Class	9,012,802
254,856	MFS International Growth Fund - Retail Class	8,960,756
121,077	MFS International New Discovery Fund - Retail Class	4,519,820
628,178	MFS Mid Cap Growth Fund - Institutional Class	11,426,551
455,012	MFS Mid Cap Value Fund - Institutional Class	11,156,891
88,982	MFS New Discovery Fund - Retail Class	2,799,370
170,917	MFS New Discovery Value Fund - Institutional Class	2,717,583
225,270	MFS Research Fund - Retail Class	10,010,999
448,895	MFS Research International Fund - Retail Class	9,040,742
339,256	MFS Value Fund - Retail Class	14,411,588
	TOTAL MUTUAL FUNDS (Cost - $103,323,213)	106,188,815

	SHORT-TERM INVESTMENT - 0.75%
	MONEY MARKET FUND - 0.75%
839,882	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	839,882
	TOTAL SHORT-TERM INVESTMENT (Cost - $839,882)

	TOTAL INVESTMENTS - 100.58% (Cost - $109,385,412) (b)	$112,410,460
	OTHER ASSETS AND LIABILITIES - NET - (0.58)%	(644,938)
	TOTAL NET ASSETS - 100.00%	$111,765,522

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $109,385,412 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$3,404,322
	Unrealized depreciation	(379,274)
	Net unrealized appreciation	$3,025,048

RISKPRO PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.47%
	EQUITY FUNDS - 99.47%
1,059,108	Cambiar International Equity Fund - Institutional Class	$31,677,930
1,085,377	Columbia Select Large Cap Growth Fund - Institutional Class	20,112,034
751,822	Delaware U.S. Growth Fund - Institutional Class	20,938,246
1,570,272	Dreyfus International Stock Fund - Institutional Class	30,636,000
158,665	Harbor Large Cap Value Fund - Institutional Class	2,514,837
547,242	Harbor Small Cap Growth Fund - Institutional Class	8,219,573
607,044	John Hancock Classic Value Fund - Institutional Class	21,641,120
142,421	JPMorgan Small Cap Value Fund - Institutional Class	4,426,440
79,859	Nuveen NWQ Small Cap Value Fund - Institutional Class	4,400,256
1,603,021	Transamerica Dividend Focused Fund - Institutional Class	18,675,195
1,307,901	WCM Focused International Growth Fund - Institutional Class	21,658,847
1,336,063	Wells Fargo International Value Fund - Institutional Class	22,258,808
811,434	Wilshire International Equity Fund - Institutional Class	9,477,555
140,124	Wilshire Mutual Funds Inc - Large Company Growth - Institutional Class	6,435,902
192,873	Wilshire Mutual Funds Inc - Large Company Value - Institutional Class	4,204,625
39,879	Wilshire Mutual Funds Inc - Small Company Growth - Institutional Class	1,110,623
	TOTAL MUTUAL FUNDS (Cost - $221,748,063)	228,387,991

	SHORT-TERM INVESTMENT - 0.67%
	MONEY MARKET FUND - 0.67%
1,539,149	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	1,539,149
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,539,149)

	TOTAL INVESTMENTS - 100.14% (Cost - $223,287,212) (b)	$229,927,140
	OTHER ASSETS AND LIABILITIES - NET - (0.14)%	(314,042)
	TOTAL NET ASSETS - 100.00%	$229,613,098

* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $223,287,212 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$7,492,750
	Unrealized depreciation	(852,822)
	Net unrealized appreciation	$6,639,928

RISKPRO PFG BALANCED 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 11.96%
	EQUITY FUND - 11.96%
1,064,011	SPDR Portfolio Total Stock Market ETF	$37,144,624
	TOTAL EXCHANGE TRADED FUND (Cost - $35,573,808)

	MUTUAL FUNDS - 87.88%
	ALTERNATIVE FUNDS - 14.51%
1,746,056	AQR Long-Short Equity Fund - Institutional Class	25,352,734
745,543	Calamos Market Neutral Income Fund - Institutional Class	9,878,441
833,465	Litman Gregory Masters Alternative Strategies Fund - Institutional Class	9,826,554
		45,057,729
	ASSET ALLOCATION FUNDS - 61.05%
1,868,942	American Balanced Fund - Retail Class	52,349,063
1,035,827	BlackRock Balanced Capital Fund, Inc. - Institutional Class	24,383,369
1,035,286	Columbia Balanced Fund - Institutional Class	44,134,226
1,073,504	Fidelity Balanced Fund - Institutional Class	26,537,021
1,183,175	Vanguard Balanced Index Fund - Institutional Class	42,203,855
		189,607,534
	DEBT FUND - 4.45%
510,022	Guggenheim Total Return Bond Fund - Institutional Class	13,806,289

	EQUITY FUND - 7.87%
1,882,939	GuideStone Defensive Market Strategies Fund - Investor Class	24,459,379

	TOTAL MUTUAL FUNDS (Cost - $268,874,299)	272,930,931

	SHORT-TERM INVESTMENT - 0.74%
	MONEY MARKET FUND - 0.74%
2,307,160	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	2,307,160
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,307,160)

	TOTAL INVESTMENTS - 100.58% (Cost - $306,755,267) (b)	$312,382,715
	OTHER ASSETS AND LIABILITIES - NET - (0.58)%	(1,791,804)
	TOTAL NET ASSETS - 100.00%	$310,590,911

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $306,755,267 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$7,107,348
	Unrealized depreciation	(1,479,900)
	Net unrealized appreciation	$5,627,448

RISKPRO PFG EQUITY 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 85.32%
	EQUITY FUNDS - 85.32%
359,525	iShares Core S&P Small-Cap ETF	$28,308,999
458,254	iShares Edge MSCI Min Vol USA ETF	25,029,834
209,148	iShares Russell 1000 ETF	32,763,034
164,651	iShares Russell Mid-Cap ETF	35,536,625
392,619	iShares Russell Top 200 ETF	25,614,464
461,342	iShares Russell Top 200 Growth ETF	36,238,414
506,849	iShares Russell Top 200 Value ETF	27,739,846
198,955	Powershares QQQ Trust Series 1	33,702,977
762,691	PowerShares S&P MidCap Low Volatility Portfolio	34,763,456
302,766	SPDR SSGA US Small Cap Low Volatility Index ETF	27,585,010
	TOTAL EXCHANGE TRADED FUNDS (Cost - $297,843,229)	307,282,659

	MUTUAL FUND - 14.24%
	EQUITY FUND - 14.24%
3,159,496	DoubleLine Shiller Enhanced CAPE/USA - Class I	51,278,614
	TOTAL MUTUAL FUND (Cost - $48,795,752)

	SHORT-TERM INVESTMENTS - 0.97%
	MONEY MARKET FUND - 0.97%
3,472,468	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	3,472,468
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,472,468)

	TOTAL INVESTMENTS - 100.53% (Cost - $350,111,449) (b)	$362,033,741
	OTHER ASSETS AND LIABILITIES - NET - (0.53)%	(1,896,571)
	TOTAL NET ASSETS - 100.00%	$360,137,170

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $350,111,449 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$12,300,358
	Unrealized depreciation	(378,066)
	Net unrealized appreciation	$11,922,292

RISKPRO PFG GLOBAL 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 6.99%
	EQUITY FUNDS - 6.99%
222,185	First Trust Europe AlphaDEX Fund (Cost - $9,341,740)	$9,247,340

	MUTUAL FUNDS - 92.84%
	EQUITY FUNDS - 92.84%
1,766,111	Brown Advisory - WMC Strategic European Equity Fund - Institutional Class	24,072,088
709,731	Calvert Emerging Markets Equity Fund - Class I	13,335,844
192,048	FMI International Fund - Investor Class	6,614,139
1,189,857	Lazard Global Listed Infrastructure Portfolio Fund - Institutional Class	18,633,162
867,217	Matthews Japan Fund - Institutional Class	22,322,165
533,311	T Rowe Price Global Stock Fund - Class I	21,892,433
480,169	Thornburg Global Opportunities Fund - Institutional Class	15,888,793
	TOTAL MUTUAL FUNDS (Cost - $117,882,999)	122,758,624

	SHORT-TERM INVESTMENTS - 1.17%
	MONEY MARKET FUND - 1.17%
1,548,803	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a)	1,548,803
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,548,803)

	TOTAL INVESTMENTS - 101.00% (Cost - $128,773,542) (b)	$133,554,767
	OTHER ASSETS AND LIABILITIES - NET - (1.00)%	(1,326,377)
	TOTAL NET ASSETS - 100.00%	$132,228,390

* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $128,773,542 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$5,807,610
	Unrealized depreciation	(1,026,385)
	Net unrealized appreciation	$4,781,225

RISKPRO TACTICAL 0-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.84%
	ALTERNATIVE FUND - 10.00%
817,017	Meeder Spectrum Fund - Institutional Class	$9,918,590

	ASSET ALLOCATION FUND - 68.81%
4,691,716	Meeder Balanced Fund - Institutional Class	56,582,092
503,213	Meeder Conservative Allocation - Institutional Class	11,624,217
		68,206,309
	EQUITY FUNDS - 21.03%
497,994	Meeder Moderate Allocation Fund - Institutional Class	5,956,010
1,870,606	Meeder Muirfield Fund - Institutional Class	14,890,024
		20,846,034

	TOTAL MUTUAL FUNDS (Cost - $96,639,320)	98,970,933

	SHORT-TERM INVESTMENT - 1.05%
	MONEY MARKET FUND - 1.05%
1,039,810	Milestone Treasury Obligations Portfolio - Institutional Class, 1.13%* (a) (Cost - $1,039,810)	1,039,810

	TOTAL INVESTMENTS - 100.89% (Cost - $97,679,130) (b)	$100,010,743
	OTHER ASSETS AND LIABILITIES - NET - (0.89)%	(880,327)
	TOTAL NET ASSETS - 100.00%	$99,130,416

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $97,679,130 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$2,331,613
	Unrealized depreciation	-
	Net unrealized appreciation	$2,331,613

RiskPro Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period. Acutal results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Funds’ assets and liabilities measured at fair value:

RiskPro 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$90,340,895	$ -	$ -	$90,340,895
Short-Term Investment	723,351	-	-	723,351
Total	$91,064,246	$ -	$ -	$91,064,246

RiskPro Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,341,560	$ -	$ -	$31,341,560
Mutual Funds	95,132,221	-	-	95,132,221
Short-Term Investment	1,085,405	-	-	1,085,405
Total	$127,559,186	$ -	$ -	$127,559,186

RiskPro Alternative 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$48,057,205	$ -	$ -	$48,057,205
Short-Term Investment	357,139	-	-	357,139
Total	$48,414,344	$ -	$ -	$48,414,344

RiskPro Dynamic 0-10 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$50,374,878	$ -	$ -	$50,374,878
Short-Term Investment	334,136	-	-	334,136
Total	$50,709,014	$ -	$ -	$50,709,014

RiskPro Dynamic 15-25 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$205,739,793	$ -	$ -	$205,739,793
Short-Term Investment	1,916,499	-	-	1,916,499
Total	$207,656,292	$ -	$ -	$207,656,292

RiskPro PFG 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,655,889	$ -	$ -	$5,655,889
Mutual Funds	51,260,179	-	-	51,260,179
Short-Term Investment	309,546	-	-	309,546
Total	$57,225,614	$ -	$ -	$57,225,614

RiskPro PFG 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,381,763	$ -	$ -	$5,381,763
Mutual Funds	106,188,815	-	-	106,188,815
Short-Term Investment	839,882	-	-	839,882
Total	$112,410,460	$ -	$ -	$112,410,460

RiskPro PFG Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$228,387,991	$ -	$ -	$228,387,991
Short-Term Investment	1,539,149	-	-	1,539,149
Total	$229,927,140	$ -	$ -	$229,927,140

RiskPro PFG Balanced 20-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$37,144,624	$ -	$ -	$37,144,624
Mutual Funds	272,930,931	-	-	272,930,931
Short-Term Investment	2,307,160	-	-	2,307,160
Total	$312,382,715	$ -	$ -	$312,382,715

RiskPro PFG Equity 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$307,282,659	$ -	$ -	$307,282,659
Mutual Funds	51,278,614	-	-	51,278,614
Short-Term Investment	3,472,468	-	-	3,472,468
Total	$362,033,741	$ -	$ -	$362,033,741

RiskPro PFG Global 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,247,340	$ -	$ -	$9,247,340
Mutual Funds	122,758,624	-	-	122,758,624
Short-Term Investment	1,548,803	-	-	1,548,803
Total	$133,554,767	$ -	$ -	$133,554,767

RiskPro Tactical 0-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$98,970,933	$ -	$ -	$98,970,933
Short-Term Investments	1,039,810	-	-	1,039,810
Total	$100,010,743	$ -	$ -	$100,010,743

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 4/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 4/2/2018

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer

Date 4/2/2018